Note 18 - Financial Instruments and Financial Risk (Details) - Summary of Activities of Derivative Instruments: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on foreign currency forward contracts not under cash flow hedges			$ (482)		$ (327)
Unrealized (loss) gain on foreign currency forward contracts not under cash flow hedges			(79)		(10)
Unrealized (loss) gain on embedded derivatives recorded in change in fair value of embedded derivatives	(1,044)	(12,020)	(12,020)	2,649	2,649
Cash Flow Hedge [Member] | Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on foreign currency forward contracts under cash flow hedges	168		(561)
Unrealized gain (loss) on foreign currency forward contracts under cash flow hedges	$ (828)		$ 639		$ 55